10-Q Organization and Liquidity	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Organization and Liquidity	Organization and Liquidity
Description of the Business
Lenz Therapeutics, Inc. (Lenz Therapeutics or the Company), previously known as Presbyopia Therapies, Inc., became a corporation in Delaware on October 28, 2020, upon the filing of a Certificate of Conversion to convert Presbyopia Therapies, LLC, a Delaware limited liability company (formed in September 2013) to a Delaware corporation.
Lenz Therapeutics is headquartered in Del Mar, California. The Company is a late-stage clinical company developing innovative ophthalmic pharmaceutical products.
Reverse Merger Transaction
On March 21, 2024, Graphite Bio, Inc., a Delaware corporation (“Graphite”) and the Company completed a merger transaction in accordance with the terms and conditions of the Agreement and Plan of Merger (the “Merger Agreement”) dated November 14, 2023, pursuant to which, among other matters, Generate Merger Sub, Inc., a wholly-owned subsidiary of Graphite (“Merger Sub”), merged with and into the Company, with the Company surviving the merger as the surviving corporation and a wholly-owned subsidiary of Graphite (“the Merger”). Additionally, Graphite changed its name to “LENZ Therapeutics, Inc.”
In connection with the Merger, Graphite concurrently entered into a subscription agreement (the “Subscription Agreement”) with certain institutional investors (the “PIPE investors”) pursuant to which, among other things, Graphite agreed to issue to the PIPE investors shares of Graphite common stock immediately following the Merger in a private placement transaction for an aggregate purchase price of $53.5 million, which amount may be increased to up to $125 million through additional subscriptions under the Subscription Agreement from additional PIPE investors (the “Graphite private placement”).
Graphite assumed each outstanding and unexercised option to purchase the Company’s common stock, whether vested or not vested, and each outstanding and unexercised warrant to purchase the Company’s common stock or preferred stock, which became options and warrants to purchase shares of Graphite common stock. Subsequently, at the effective time of the Merger, each outstanding share of the Company’s common stock and preferred stock, and options and warrants to purchase the Company’s common stock was converted into the right to receive or purchase 0.2022 shares of Graphite’s common stock, which resulted in the issuance by Graphite of an aggregate of 15,409,184 shares of, and options and warrants to purchase, Graphite common stock to the stockholders, option holders, and warrant holders of the Company. Immediately following the consummation of the Merger and Graphite private placement, the Company, Graphite stockholders, and the PIPE investors collectively owned approximately 56%, 31%, and 13% of the combined company, respectively, on a fully diluted basis.
Historical share and per share figures of the Company have been retroactively recast based on the Merger exchange ratio of 0.2022.
Liquidity
The Company has incurred net losses and negative cash flows from operations since inception and as of December 31, 2023, had an accumulated deficit of $95.2 million. The Company incurred net losses of $10.8 million and $70.0 million during the years ended December 31, 2022 and 2023, respectively.
The Company expects to incur additional losses in the future as it continues its research and development efforts, advances its product candidates through clinical development, seeks regulatory approval, prepares for commercialization, hires additional personnel, protects its intellectual property, and grows its business. The Company may need to raise additional capital to support its continuing operations and pursue its long-term business plan, including the development and commercialization of its product candidates, if approved. Such activities are subject to significant risks and uncertainties.
As of December 31, 2023, the Company had cash, cash equivalents, and marketable securities of $65.8 million, which is available to fund future operations. In connection with the Merger, the Company completed the Graphite private placement for gross proceeds of $53.5 million and received approximately $115.0 million from the Merger in March 2024. The Company believes that its existing cash, cash equivalents, and marketable securities as of December 31, 2023 in addition to the funds received in connection with the Merger, will be sufficient to support operations for at least the next 12 months from the date these financial statements were available to be issued.
Organization and Liquidity
Description of the Business
LENZ Therapeutics, Inc. ("LENZ" or the "Company"), formerly known as Graphite Bio, Inc. ("Graphite"), was incorporated in Ontario, Canada in June 2017 as Longbow Therapeutics Inc., and was reincorporated in the State of Delaware in October 2019. The Company has a wholly owned subsidiary, LENZ Therapeutics Operations, Inc. ("LENZ OpCo"), previously named Lenz Therapeutics, Inc., which became a corporation in Delaware on October 28, 2020 upon the filing of a Certificate of Conversion to convert Presbyopia Therapies, LLC, a Delaware limited liability company (formed in September 2013), to a Delaware corporation. The Company is a late-stage clinical company developing innovative ophthalmic pharmaceutical products.
Reverse Merger Transaction
On March 21, 2024, Graphite and LENZ OpCo completed a merger transaction in accordance with the terms and conditions of the Agreement and Plan of Merger (the “Merger Agreement”) dated November 14, 2023, pursuant to which, among other matters, Generate Merger Sub, Inc., a wholly-owned subsidiary of Graphite, merged with and into LENZ OpCo, with LENZ OpCo surviving the merger as the surviving corporation and a wholly-owned subsidiary of Graphite (the “Merger”). In connection with the Merger, Graphite changed its name to “LENZ Therapeutics, Inc.” The Merger was accounted for as a reverse recapitalization, with LENZ OpCo being treated as the acquirer for accounting purposes. See discussions of the transactions in connection with the Merger in Note 3.
Liquidity
As of June 30, 2024, the Company has devoted substantially all of its efforts to product development and has not realized product revenues from its planned principal operations. The Company has a limited operating history, and the sales and income potential of the Company’s business and market are unproven. The Company has experienced net losses since its inception and, as of June 30, 2024, had an accumulated deficit of $122.1 million. The Company expects to incur additional losses in the future as it continues its research and development efforts, advances its product candidate through clinical development, seeks regulatory approval, prepares for commercialization, hires additional personnel, protects its intellectual property, and grows its business. The Company may need to raise additional capital to support its continuing operations and pursue its long-term business plan, including the development and commercialization of its product candidate, if approved. Such activities are subject to significant risks and uncertainties.
As of June 30, 2024, the Company had cash, cash equivalents, and marketable securities of $196.1 million, which is available to fund future operations. The Company believes that its existing cash, cash equivalents, and marketable securities as of June 30, 2024 will be sufficient to support operations for at least the next 12 months from the issuance date of these condensed consolidated financial statements.